BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)	Dec. 29, 2017 ¥ / $
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Net current liabilities		¥ 16,693,162	$ 3,324,101		¥ 21,627,596
Unutilized banking facilities					82,666,000
Unutilized banking facilities subject to renewal during the next 12 months					56,104,000
Unutilized banking facilities, renewal term	12 months
Amount is recognized in consideration for goodwill					0
Number of performance obligation | item	1
Future minimum lease payments under non-cancellable operating leases		¥ 15,536,899		$ 15,315	¥ 15,315,482
Exchange rate | ¥ / $						6.5063
Impairment loss	¥ 0
Monthly retirement benefit contributions of the qualified employees' salaries (as a percent)	20	20
Buildings
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	50 years
Other intangible assets mainly include profit sharing rights of Maochang mine
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives, intangible assets	22 years 6 months
Minimum | Land use rights
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	40 years
Minimum | Bauxite and other mining rights
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives, intangible assets	3 years
Maximum | Land use rights
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	70 years
Maximum | Bauxite and other mining rights
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives, intangible assets	30 years
Maximum | Computer software
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives, intangible assets	10 years
Buildings | Minimum
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	8 years
Buildings | Maximum
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	45 years
Machinery | Minimum
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Machinery | Maximum
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	30 years
Transportation facilities | Minimum
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	6 years
Transportation facilities | Maximum
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	10 years
Office and other equipment | Minimum
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Office and other equipment | Maximum
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	10 years